Note 22 - Financial liabilities at amortized cost - Debt Securities issued (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt securities issued Line Items
Debt certificates, at amortized cost	€ 63,915	€ 76,375	€ 81,980
Percentage Of Debt Securities At Fixed Interest Rate	71%
The percentage of amount of debt securities which have a variable interest rate for calculating the interest receivable.	29%
Issued in Euros [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost	€ 1,309	875	471
Issued in Euros [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost	9,418	8,766	10,081
Issued in Euros [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	16,425	24,845	29,672
Issued in Euros [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	807	468	396
Issued in Euros [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost	2,295	3,693	4,729
Issued in Euros [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost	0	0	0
Issued in Euros [Member] | Subordinated Liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost	8,481	6,972	6,100
Issued in Euros [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	4,500	4,070	3,030
Issued in Euros [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost	4,500	4,070	3,030
Issued in Euros [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	0	0	0
Issued in Euros [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	3,981	2,902	3,071
Issued in Euros [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	107	359	357
Issued in Euros [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost	3,875	2,543	2,714
Issued in Euros [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	38,735	45,619	51,449
Issued in Foreign Currency [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost	3,157	382	194
Issued in Foreign Currency [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost	11,109	15,134	14,976
Issued in Foreign Currency [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	650	149	148
Issued in Foreign Currency [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	1,809	2,059	2,422
Issued in Foreign Currency [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost	47	3,019	3,077
Issued in Foreign Currency [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost	0	0	0
Issued in Foreign Currency [Member] | Subordinated Liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost	8,407	10,016	9,715
Issued in Foreign Currency [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	2,085	1,548	1,511
Issued in Foreign Currency [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost	2,085	1,548	1,511
Issued in Foreign Currency [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	0	0	0
Issued in Foreign Currency [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	6,323	8,467	8,204
Issued in Foreign Currency [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	55	620	616
Issued in Foreign Currency [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost	6,268	7,846	7,589
Issued in Foreign Currency [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	25,180	30,759	30,531
Total [Member] | Total [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	€ 63,915	€ 76,375	€ 81,980